Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 004 [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Investments Measured at Fair Value
As of December 31, 2025
Fair Value Measurements
Using
Level 1 Level 2 Level 3
Assets at Fair
Value
Investments in mutual funds and money market
funds $ 26,084,654 $ - $ - $ 26,084,654
Investment in First BanCorp.
1,320,517 - - 1,320,517
PCRA 288,440 57,825 - 346,265
Total investments
at fair value
$ 27,693,611 $ 57,825 $ - $ 27,751,436
As of December 31, 2024
Fair Value Measurements
Using
Level 1 Level 2 Level 3
Assets at Fair
Value
Investments in mutual funds and money market
funds $ 23,047,504 $ - $ - $ 23,047,504
Investment in First BanCorp.
1,018,946 - - 1,018,946
PCRA 869,626 74,907 - 944,533
Total investments
at fair value
$ 24,936,076 $ 74,907 $ - $ 25,010,983